January 6, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE Washington, DC 20549

Re:	Great American Life Insurance Company
to Registration Statement on Form S-1

Commissioners:

Great American Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) for the Index Summit 6 Pro Annuity With Return of Premium Guarantee and the Index Summit 6 Pro Annuity, each a modified single premium deferred annuity contract (the “Contracts”). The Registration Statement includes a separate prospectus for each Contract and a single Part II.

The Company respectfully requests selective review of the Registration Statement in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Registration Statement is not substantially different from the disclosure included in Pre-Effective Amendment No. 1 to the prior registration statement for the Contracts, as filed on April 26, 2021 (File No. 333-252949; Accession No. 0001193125-21-131442), which was reviewed by the Commission staff and declared effective by the Commission on May 3, 2021.

The changes made in the Registration Statement reflect:

•	The registration of additional interests in the Contracts.

•	The addition of unaudited financial statements for the nine-month period ended September 30, 2021.

•	The addition of Management’s Discussion and Analysis of Financial Condition and Results of Operations for the nine-month period ended September 30, 2021.

•	Revisions to disclosures related to the Company’s corporate structure, to indicate that the Company was acquired by Massachusetts Mutual Life Insurance Company in May 2021.

•	Other nonmaterial revisions.

The Company will separately provide a marked copy of the Registration Statement to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Registration Statement reflecting the changes listed above, the Company believes that there are no other disclosures in the Registration Statement that warrant particular attention by the Commission staff.

Please direct any questions or comments regarding the Registration Statement to the undersigned at 513.412.1401 or at jdomaschko@gaig.com.

Sincerely,

/s/ John V. Domaschko
John V. Domaschko
Divisional Assistant Vice President
Great American Life Insurance Company

cc:	John V. Domaschko, Great American Life Insurance Company

John P. Gruber, Great American Life Insurance Company

Dodie Kent, Eversheds Sutherland (US) LLP

2